Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-For-Sale and Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2016 and 2017 are as follows:

	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥145,893	¥184,204	¥667	¥329,430
Debt securities	85,426	1,730	179	86,977
Held-to-maturity:
Debt securities	5,461	105	2	5,564

Total	¥236,780	¥186,039	¥848	¥421,971

	March 31, 2017
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥140,673	¥194,501	¥780	¥334,394
Debt securities	96,231	1,635	368	97,498
Held-to-maturity:
Debt securities	4,479	82	7	4,554

Total	¥241,383	¥196,218	¥1,155	¥436,446

Loss on Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2016 and 2017 are as follows:

	March 31, 2016
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,180	¥505	¥623	¥162
Debt securities	14,396	100	6,122	79
Held-to-maturity:
Debt securities	305	2	—	—

	March 31, 2017
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥8,827	¥757	¥81	¥23
Debt securities	26,143	238	13,835	130
Held-to-maturity:
Debt securities	201	2	301	5

Schedule of Proceeds and Gross Realized Gains and Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities, which were included in “Other, net” of “Other income (expenses)” in the consolidated statements of income, for each of the three years in the period ended March 31, 2017 are as follows:

	2015	2016	2017
	Millions of yen
Proceeds	¥10,117	¥35,091	¥25,231
Gross realized gains	5,158	22,095	18,659
Gross realized losses	875	101	377

Maturities of Debt Securities Classified as Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2016 and 2017 are as follows.

	March 31, 2016		March 31, 2017
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥1,092	¥1,093	¥349	¥346
Due after 1 year through 5 years	825	832	623	630
Due after 5 years through 10 years	3,244	3,293	3,007	3,039
Due after 10 years	300	346	500	539

Total	¥5,461	¥5,564	¥4,479	¥4,554